SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS	24. SUBSEQUENT EVENTS Subsequent to December 31, 2024, the Company raised gross proceeds of $4,344,135 from the exercise of 1,562,644 stock options and warrants.